Operating Leases - Additional Information (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating leases [Line Items]
Operating lease rent expense	$ 1,064,263	$ 1,081,731
Repairs and maintenance expense, recognized by the lessor	$ 1,723	$ 18,396
Hsinchu Science Park Administration Bureau [Member]
Disclosure of operating leases [Line Items]
Operating leasing arrangements	20 years